Note 3 - Expenses from Ordinary Activities (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of expenses by nature [text block]
	Years Ended June 30,
	2026	2025	2024

Research and Development Expenses (1)
Employee expenses	2,956,231	2,424,781	2,456,230
Other research and development expenses	14,936,123	12,107,024	16,187,817

General and Administration Expenses
Depreciation on fixed assets	3,546	28,307	35,344
Depreciation on leased assets	111,990	111,408	112,185
Employee expenses (non R&D related)	1,080,014	1,046,530	515,803
Consultant and director expenses	1,478,743	652,260	321,000
Audit, internal control and other assurance expenses	216,882	460,254	241,828
Corporate compliance expenses	840,428	780,320	790,350
Insurance expenses	633,424	549,408	676,219
Office rental	10,633	(2,253)	(9,674)
Other administrative and office expenses	548,956	520,142	1,028,638
Share based payment expenses	4,493,021	979,920	881,950
Corporate advisory expenses	1,110,376	355,100	169,000

Other gains and losses
Foreign exchange gain	(90,123)	(259,433)	(261,152)